SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful lives of the assets
Category	Estimated Useful Life
Machinery and electronic equipment	3 - 5 years
Motor vehicles	3 years
Leasehold improvements	Lesser of useful life or lease term

Schedule of estimated economic lives of intangible assets
Category	Estimated Useful Life
Customer relationships	3-5 years
Software	3-8 years
Domain name	10 years
Brand name	20 years
Others	2~3 years